Shares Issued and Outstanding (Tables)	6 Months Ended
Jun. 30, 2025
Shares Issued and Outstanding [Abstract]
Shares Issued and Outstanding [text block table]	in million Jun 30, 2025 Dec 31, 2024 Shares issued 1,948.3 1,994.7 Shares in treasury 22.1 49.6 Of which: Buyback 22.1 49.6 Other 0.0 0.0 Shares outstanding 1,926.2 1,945.1